Stock Option Plan and Equity Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price [Roll Forward]
Options outstanding (in dollars per share)	$ 13.97	$ 13.72
Granted (in dollars per share)	$ 0	$ 0
Exercised (in dollars per share)	$ 0	$ 0
Expired (in dollars per share)	$ 13.00	$ 12.50
Options outstanding and exercisable (in dollars per share)	$ 14.24	$ 13.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	194,779	234,929
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)	(43.179)	(40,150)
Options outstanding and exercisable (in shares)	151,600	194,779
Range $13.00 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range Limit (in dollars per share)	$ 13.00
Upper Range Limit (in dollars per share)	$ 15.00
Number of Outstanding (in shares)	151,600
Weighted Average Remaining Contractual Life	1 year 6 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 14.24
2006 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized (in shares)	200,000